Components of other comprehensive (loss) income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Derivative financial instruments:
Net gain (loss) on cash flow hedges	$ 336	$ 957	[1]	$ (8,207)	[1]
Reclassification amount	109,000	109,000
Option contract
Derivative financial instruments:
Gains (losses) on cash flow hedges, before tax		601		(601)
Jet fuel Zero cost collars
Derivative financial instruments:
Gains (losses) on cash flow hedges, before tax		484		(7,572)
Interest rate Cap
Derivative financial instruments:
Gains (losses) on cash flow hedges, before tax	336	(128)		(34)
Non derivative financial instruments
Derivative financial instruments:
Gains (losses) on cash flow hedges, before tax		79,076		(79,824)
Derivative and non-derivative financial instruments.
Derivative financial instruments:
Gains (losses) on cash flow hedges, before tax	336	957		(8,207)
Net gain (loss) on cash flow hedges	$ 336	$ 80,033		$ (88,031)

[1]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.